Subsequent Events (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 10, 2025	Jan. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	Feb. 05, 2025	Mar. 31, 2024	Feb. 12, 2024	Nov. 30, 2023	May 31, 2023
Subsequent Events [Line Items]
Federal income tax rate				20.06%	20.06%
Price per share					$ 0.37		$ 0.1574	$ 0.25			$ 0.11
Principal amount				$ 628,708	$ 107,136			$ 640,000	$ 50,000	$ 640,000
Forecast [Member]
Subsequent Events [Line Items]
Principal amount	$ 36,912
Maturity date	Sep. 30, 2025
interest rate per annum	$ 8
Promissory Notes [Member]
Subsequent Events [Line Items]
Principal amount						$ 5,000
Maturity date				Jun. 30, 2025
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Events [Line Items]
Aggregate principle amount		$ 100,000
Interest rate per annum		8.00%
Price per share		$ 0.1
Conversion price per share		$ 0.1
Maximum [Member]
Subsequent Events [Line Items]
Federal income tax rate			21.00%
Minimum [Member]
Subsequent Events [Line Items]
Federal income tax rate			19.00%